Document and Entity Information	Mar. 18, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2020
Entity Registrant Name	ANIXTER INTERNATIONAL INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10212
Entity Tax Identification Number	94-1658138
Entity Address, Address Line One	2301 Patriot Blvd.
Entity Address, City or Town	Glenview
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60026
City Area Code	224
Local Phone Number	521-8000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000052795
Title of 12(b) Security	Common stock, $1 par value
Trading Symbol	AXE
Security Exchange Name	NYSE